Business Combination, Significant Transaction and Sale of Business (Details 8) - Comblack It Ltd [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Apr. 14, 2015
Disclosure of detailed information about business combination [line items]
Net assets, excluding cash acquired		$ (405)
Non-controlling interests	$ 5,234	(989)
Intangible assets		1,249
Goodwill		1,966
Total assets acquired net of acquired cash		$ 1,821